Schedule of issued capital (Details) - USD ($)			6 Months Ended			12 Months Ended
		Feb. 12, 2026	Jun. 30, 2026		Dec. 31, 2025	Jun. 30, 2026
Advaitha Pty Ltd [member]
IfrsStatementLineItems [Line Items]
Stock value for related parties						$ 3,000,069
VIS shareholders [member]
IfrsStatementLineItems [Line Items]
Cash		$ 6,136
Per shares		$ 0.0014
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Fully paid ordinary shares			206,088,228		44,573,304	206,088,228
Fully paid ordinary shares, amount			$ 248,296,532		$ 3,003,710	$ 248,296,532
Fully paid ordinary shares			44,573,304		11,069,578	11,069,578
Fully paid ordinary shares, amount			$ 3,003,710		$ 3,641	$ 3,641
Share subdivision, shares			137,392,152		33,429,978
Fully paid ordinary shares			206,088,228		44,573,304	206,088,228
Fully paid ordinary shares, amount			$ 248,296,532		$ 3,003,710	$ 248,296,532
Ordinary shares [member] | Advaitha Pty Ltd [member]
IfrsStatementLineItems [Line Items]
Shares issued for related parties					73,748
Issued price					$ 40.68
Stock value for related parties					$ 3,000,069
Ordinary shares [member] | Braiin LLC and Raptor 300 Inc [member]
IfrsStatementLineItems [Line Items]
Issued price			$ 10.06
Shares issued for related parties			326,820
Stock value for related parties			$ 3,287,991
Ordinary shares [member] | Uniqus Consultech Inc [member]
IfrsStatementLineItems [Line Items]
Shares issued for related parties			84,306
Issued price			$ 10.17
Stock value for related parties			$ 857,392
Ordinary shares [member] | Karmic Trading Pty Ltd [member]
IfrsStatementLineItems [Line Items]
Shares issued for related parties			26,275
Issued price			$ 10.17
Stock value for related parties			$ 267,217
Ordinary shares [member] | Jasmeet Singh [member]
IfrsStatementLineItems [Line Items]
Shares issued for related parties			196,638
Issued price			$ 10.17
Stock value for related parties			$ 1,999,808
Ordinary shares [member] | VIS shareholders [member]
IfrsStatementLineItems [Line Items]
Shares issued for related parties	[1]		4,382,603
Issued price		$ 10.17	$ 10.17	[1]
Stock value for related parties	[1]		$ 44,571,073
Cash received for shares		$ 44,564,937
Ordinary shares [member] | Connect Simple Pty Ltd [member]
IfrsStatementLineItems [Line Items]
Shares issued for related parties			9,636,625
Issued price			$ 10.17
Stock value for related parties			$ 98,004,476			$ 98,004,476
Ordinary shares [member] | Mirragin RAS consulting pty ltd [member]
IfrsStatementLineItems [Line Items]
Shares issued for related parties			353,982
Issued price			$ 10.17
Stock value for related parties			$ 3,599,997
Ordinary shares [member] | Mirragin Project Isidore Pty Ltd [member]
IfrsStatementLineItems [Line Items]
Shares issued for related parties			63,914
Issued price			$ 10.17
Stock value for related parties			$ 650,005
Ordinary shares [member] | Nisus Australia Pty Ltd [member]
IfrsStatementLineItems [Line Items]
Shares issued for related parties			310,717
Issued price			$ 10.17
Stock value for related parties			$ 3,159,992
Ordinary shares [member] | Vega Global Technologies Pty Ltd [member]
IfrsStatementLineItems [Line Items]
Shares issued for related parties			7,393,914
Issued price			$ 10.17
Stock value for related parties			$ 75,196,105
Ordinary shares [member] | Maxim Group LLC [member]
IfrsStatementLineItems [Line Items]
Shares issued for related parties			1,346,978
Issued price			$ 10.17
Stock value for related parties			$ 13,698,766

[1]	Issued under a separate subscription agreement to shareholders of VIS Networks Private Limited and to employees of VIS Networks Private Limited to whom those shareholders directed part of their own entitlement, for cash of USD 6,136 (USD 0.0014 per share). For financial reporting purposes only, the shares are measured at USD 10.17 per share and the value of USD 44,564,937 in excess of the cash received is attributed to the consideration transferred for the VIS group (IFRS 3.37 and IFRS 3.B50; Notes 4 and 37). The attribution does not alter the legal form or terms of the subscription agreement.